Document and Entity Information	Jul. 29, 2022
Prospectus:
Document Type	497
Document Period End Date	Jul. 29, 2022
Entity Registrant Name	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
Entity Central Index Key	0001418144
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 29, 2022
Document Effective Date	Jul. 29, 2022
Prospectus Date	Feb. 25, 2022
Invesco S&P 500 Downside Hedged ETF | Invesco S&P 500 Downside Hedged ETF
Prospectus:
Trading Symbol	PHDG